Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Dec. 12, 2014
Document Effective Date	Dec. 14, 2014
Prospectus Date	Dec. 22, 2014
AllianzGI Health Sciences Fund | Institutional Class
Risk/Return:
Trading Symbol	HLHIX